Segment reporting (Tables)	6 Months Ended
Dec. 31, 2023
Segment reporting
Summary of segment information

Reportable segments	Operations
MINISO brand	Design, buying and sale of lifestyle products
TOP TOY brand	Design, buying and sale of pop toys
(i)	Segment results, assets and liabilities

Summary of segment results, assets and liabilities

	As at and for the year ended June 30, 2021
	Reportable segments
	MINISO		Total reportable	Other
	brand	TOP TOY brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	8,735,947	98,241	8,834,188	237,471	9,071,659
Inter-segment revenue	1,978	5,832	7,810	115,701	123,511

Segment revenue	8,737,925	104,073	8,841,998	353,172	9,195,170
Segment profit/(loss) before taxation	378,926	(24,376)	354,550	58,556	413,106
Finance income	38,858	9	38,867	1,566	40,433
Finance costs	(26,324)	(2,021)	(28,345)	(17)	(28,362)
Depreciation and amortization	(252,721)	(11,229)	(263,950)	(1,069)	(265,019)
Other material non-cash items:
- credit loss on trade and other receivables	(20,208)	(607)	(20,815)	(17)	(20,832)
- impairment loss on non-current assets	(1,850)	(1,091)	(2,941)	—	(2,941)
Segment assets	9,873,002	315,038	10,188,040	164,928	10,352,968
Additions to non-current assets during the year*	374,825	128,585	503,410	7,385	510,795
Segment liabilities	3,662,661	333,096	3,995,757	57,119	4,052,876

	As at and for the year ended June 30, 2022
	Reportable segments
			Total reportable	Other
	MINISO brand	TOP TOY brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	9,468,718	446,930	9,915,648	170,001	10,085,649
Inter-segment revenue	895	501	1,396	215,183	216,579

Segment revenue	9,469,613	447,431	9,917,044	385,184	10,302,228
Segment profit/(loss) before taxation	941,037	(81,536)	859,501	97,455	956,956
Finance income	62,218	416	62,634	3,190	65,824
Finance costs	(26,481)	(6,904)	(33,385)	(11)	(33,396)
Depreciation and amortization	(317,273)	(32,528)	(349,801)	(1,916)	(351,717)
Other material non-cash items:
- credit loss on trade and other receivables	(27,054)	(1,762)	(28,816)	(108)	(28,924)
- impairment loss on non-current assets	(8,656)	(4,829)	(13,485)	-	(13,485)
Segment assets	8,310,214	519,814	8,830,028	171,163	9,001,191
Additions to non-current assets during the year*	319,809	141,101	460,910	8,510	469,420
Segment liabilities	3,552,457	620,953	4,173,410	62,341	4,235,751

	As at and for the year ended June 30, 2023
	Reportable segments
			Total
		TOP TOY	reportable	Other
	MINISO brand	brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	10,861,222	533,367	11,394,589	78,619	11,473,208
Inter-segment revenue	71	7,946	8,017	367,032	375,049

Segment revenue	10,861,293	541,313	11,402,606	445,651	11,848,257
Segment profit/(loss) before taxation	2,354,357	(20,412)	2,333,945	17,814	2,351,759
Finance income	139,577	1,201	140,778	2,969	143,747
Finance costs	(29,751)	(4,863)	(34,614)	(8)	(34,622)
Depreciation and amortization	(302,070)	(64,405)	(366,475)	(4,339)	(370,814)
Other material non-cash items:
- reversal of credit loss/(credit loss) on trade and other receivables	1,409	(246)	1,163	(91)	1,072
- impairment loss on non-current assets	(1,433)	(2,015)	(3,448)	—	(3,448)
Segment assets	10,573,747	361,397	10,935,144	190,366	11,125,510
Additions to non-current assets during the year*	933,768	37,434	971,202	4,221	975,423
Segment liabilities	3,937,784	493,044	4,430,828	43,699	4,474,527

	As at and for the six months ended December 31, 2023
	Reportable segments
			Total
		TOP TOY	reportable	Other
	MINISO brand	brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

External revenues	7,251,610	368,842	7,620,452	12,015	7,632,467
Inter-segment revenue	2,198	4,172	6,370	93,921	100,291

Segment revenue	7,253,808	373,014	7,626,822	105,936	7,732,758
Segment profit before taxation	1,644,839	6,479	1,651,318	2,924	1,654,242
Finance income	120,064	640	120,704	1,911	122,615
Finance costs	(23,042)	(2,146)	(25,188)	(14)	(25,202)
Depreciation and amortization	(245,796)	(31,906)	(277,702)	(3,058)	(280,760)
Other material non-cash items:
- (credit loss)/reversal of credit loss on trade and other receivables	(2,791)	988	(1,803)	(277)	(2,080)
- impairment loss on non-current assets	(3,682)	(865)	(4,547)	—	(4,547)
Segment assets	11,547,381	400,602	11,947,983	191,275	12,139,258
Additions to non-current assets during the period*	733,107	75,329	808,436	2,941	811,377
Segment liabilities	4,841,577	335,870	5,177,447	41,403	5,218,850

Note:

*	The additions to non-current assets do not include additions to deferred tax assets, non-current prepayments, non-current trade receivables and non-current other investments.

Summary of reconciliations of information on reportable segments

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
i. Revenue
Total revenue for reportable segments	8,841,998	9,917,044	11,402,606	7,626,822
Revenue for other segment	353,172	385,184	445,651	105,936
Elimination of inter-segment revenue	(123,511)	(216,579)	(375,049)	(100,291)

Consolidated revenue	9,071,659	10,085,649	11,473,208	7,632,467

ii. Profit before taxation
Total profit before taxation for reportable segments	354,550	859,501	2,333,945	1,651,318
Profit before taxation for other segment	58,556	97,455	17,814	2,924
Unallocated amounts:
- Fair value changes of redeemable shares with other preferential rights	(1,625,287)	—	—	—
- Share of loss of equity-accounted investees, net of tax	(4,011)	(8,162)	—	—
- Expenses relating to construction of headquarters building and depreciation expense of apartments for use as staff quarters	—	(41,981)	(18,145)	(1,500)

Consolidated (loss)/profit before taxation	(1,216,192)	906,813	2,333,614	1,652,742

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
iii. Assets
Total assets for reportable segments	8,830,028	10,935,144	11,947,983
Assets for other segment	171,163	190,366	191,275
Other unallocated amounts
- Assets relating to construction of headquarters building	2,028,095	2,078,833	2,107,557
- Apartments for use as staff quarters	252,502	243,370	238,494

Consolidated total assets	11,281,788	13,447,713	14,485,309

iv. Liabilities
Total liabilities for reportable segments	4,173,410	4,430,828	5,177,447
Liabilities for other segment	62,341	43,699	41,403
Other unallocated amounts
- Liabilities relating to construction of headquarters building	18,637	54,918	75,242

Consolidated total liabilities	4,254,388	4,529,445	5,294,092

v. Other material items

	For the year ended June 30, 2021
	Reportable
	segment	Other	Consolidated
	totals	segment	totals
	RMB’000	RMB’000	RMB’000
Finance income	38,867	1,566	40,433
Finance costs	(28,345)	(17)	(28,362)
Depreciation and amortization	(263,950)	(1,069)	(265,019)
Credit loss on trade and other receivables	(20,815)	(17)	(20,832)
Impairment loss on non-current assets	(2,941)	—	(2,941)

	For the year ended June 30, 2022
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	62,634	3,190	520	66,344
Finance costs	(33,385)	(11)	—	(33,396)
Depreciation and amortization	(349,801)	(1,916)	(38,154)	(389,871)
Credit loss on trade and other receivables	(28,816)	(108)	—	(28,924)
Impairment loss on non-current assets	(13,485)	—	—	(13,485)

	For the year ended June 30, 2023
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	140,778	2,969	1,478	145,225
Finance costs	(34,614)	(8)	—	(34,622)
Depreciation and amortization	(366,475)	(4,339)	(20,353)	(391,167)
Reversal of credit loss/(credit loss) on trade and other receivables	1,163	(91)	—	1,072
Impairment loss on non-current assets	(3,448)	—	—	(3,448)

	For the six months ended December 31, 2023
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000

Finance income	120,704	1,911	1,354	123,969
Finance costs	(25,188)	(14)	—	(25,202)
Depreciation and amortization	(277,702)	(3,058)	(4,481)	(285,241)
Credit loss on trade and other receivables	(1,803)	(277)	—	(2,080)
Impairment loss on non-current assets	(4,547)	—	—	(4,547)

Summary of geographic information analyses

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
i. Revenue
the PRC (place of domicile)	7,291,219	7,442,156	7,650,821	4,843,127
Other Asian countries excluding the PRC	961,622	1,174,323	1,821,080	1,157,261
America	584,630	1,189,119	1,738,058	1,403,936
Europe	117,214	174,691	151,496	154,737
Others	116,974	105,360	111,753	73,406

	9,071,659	10,085,649	11,473,208	7,632,467

			As at
	As at June 30,		Decembr 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
ii. Non-current assets
the PRC (place of domicile)	2,575,241	2,672,426	3,052,525
Other Asian countries excluding the PRC	63,021	121,614	166,623
America	204,459	512,322	644,765
Europe	10,490	1,859	99,029

	2,853,211	3,308,221	3,962,942